Statutory Results Level 4 Regulatory Capital Requirements (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Regulatory Capital Requirements [Abstract]
Statutory Accounting Practices, Risk Based Capital Requirements Compliance Assertion	The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2019 (Successor Company) and 2018 (Successor Company).	The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2019 and 2018.